Debt - Summary of Net Interest Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended															1 Months Ended
	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2013 Successor [Member] Senior Secured Term Loan Facility [Member]	Dec. 31, 2012 Successor [Member] Senior Secured Term Loan Facility [Member]	Dec. 31, 2011 Successor [Member] Senior Secured Term Loan Facility [Member]	Dec. 31, 2013 Successor [Member] Senior Notes [Member]	Dec. 31, 2012 Successor [Member] Senior Notes [Member]	Dec. 31, 2011 Successor [Member] Senior Notes [Member]	Dec. 31, 2013 Successor [Member] Other [Member]	Dec. 31, 2012 Successor [Member] Other [Member]	Dec. 31, 2011 Successor [Member] Other [Member]	Dec. 31, 2013 Successor [Member] Senior Secured Revolving Credit Facility [Member]	Dec. 31, 2012 Successor [Member] Senior Secured Revolving Credit Facility [Member]	Dec. 31, 2011 Successor [Member] Senior Secured Revolving Credit Facility [Member]	Jan. 25, 2011 Predecessor [Member]	Jan. 25, 2011 Predecessor [Member] Senior PIK Notes [Member]	Jan. 25, 2011 Predecessor [Member] 2010 Term Loan [Member]	Jan. 25, 2011 Predecessor [Member] Other [Member]
Debt Instrument [Line Items]
Interest expense				$ 16.3	$ 16.5	$ 15.5	$ 34.5	$ 34.5	$ 32.2	$ 0.5	$ 1.0	$ 1.6					$ 2.4	$ 1.9	$ 0.1
Amortization Debt issue costs				1.1	1.1	1.0	1.3	1.2	1.0				0.4	0.4	0.3			0.1
Original issue discounts	0.3	0.3	0.3													0.2
Total interest expense	54.4	55.0	51.9													4.7
Interest income	(3.0)	(0.2)	(0.2)
Interest expense, net	$ 51.4	$ 54.8	$ 51.7													$ 4.7